Subsequent Events	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
Subsequent Events [Abstract]
Subsequent Events
(10)   Subsequent Events

The Plan evaluated events subsequent to December 31, 2025, and through June 17, 2026, the date on which the financial statements were issued, and determined there have not been any events that have occurred that would require adjustment to or disclosure in the financial statements.